Property and Equipment (Narrative) (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Increase (Decrease) Inventories In Property, Plant And Equipment	$ 874,278
Company In Porterville California [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross proceeds from sale of land owned by company in Porterville California	950,000
Gain on sale of land owned by company in Porterville California	72,867
Lion Truck Body [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Aggregate fair value of property, plant and equipment	$ 268,252